Note 20 - Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	2022	2021

Loan commitments	$382,851	$296,248
Letters of credit	60,273	46,462

	$443,124	$342,710